     As filed with the Securities and Exchange Commission on June 27, 2008

                                                 File Nos. 333-47732; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 32                            [X]

                                and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 233                                            [X]


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on May 1, 2008 pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                      SUPPLEMENT DATED AUGUST 25, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. New Living Benefit Rider Option: Lifetime Income Plus Solution

Effective August 25, 2008, a new living benefit rider option, Lifetime Income Plus Solution, will be made available to contract owners. The disclosure in your prospectus is revised and updated as described below to accommodate the addition of this living benefit rider option.

    1. Definitions

   The following definitions are added in the "Definitions" section of the prospectus:


       Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.


       Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

       Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

   The following definitions in the "Definitions" section of the prospectus are revised to reflect the addition of Lifetime Income Plus Solution:

       Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

       Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

       Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.


       Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

       Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

    2. Fee Table

   The fee table on page 10-11 of the "Fee Tables" section of the prospectus is replaced in its entirety with the following disclosure:


   The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

   The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.



Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                   1.55%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                       0.15%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                       1.70%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/1/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Guaranteed Withdrawal Advantage/3/                                     0.50%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                            0.50%                       0.50%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/5/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/1,6/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options/7/ (as a percentage of your Contract Value at the time the charge is taken)/8/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                   0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                          0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                     0.70%                       0.70%
--------------------------------------------------------------------------------------------------------------------



  /1/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

  /2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

  /3/ Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

  /4/ Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

  /5/ Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

  /6/ You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

       The charges for each rider will be deducted at the end of the calendar quarter.

  /7/ The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

       You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

  /8/ All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

    3. Annual Portfolio Expenses

   The maximum "Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)" in the table of Annual Portfolio Expenses on page 14 of the prospectus is revised from 8.98% to 2.35% to reflect that the XTF Advisors Trust-ETF 60 Portfolio-Class II Shares has ceased operations and has been liquidated and, therefore, is no longer an available Subaccount under your contract.

    4. Examples


   The first set of Examples on page 15 of the "Examples" section of the prospectus is replaced in its entirety with the following disclosure:


       Examples

       For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

       These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

       The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

      .  invested $10,000 in the contract for the time periods indicated;

      .  earned a 5% annual return on your investment;

      . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

      .  elected the Annual Step-Up Death Benefit Rider; and

      .  surrendered your contract at the end of the stated period.

       Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,229      $3,465      $5,141       $9,280



       The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $689       $2,115      $3,611       $7,750

       Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

      . Separate Account charges of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

      . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

      . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

       If the optional riders are not elected, the expense figures shown above would be lower.

    5. Synopsis


   The first three paragraphs under the question, "What optional benefits are available under this contract?" on pages 19-20 of the "Synopsis" section of the prospectus are replaced with the following disclosure:


       What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

       The Living Benefit Rider Options. We currently offer five "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Three other living benefit riders, Guaranteed Withdrawal Advantage, Lifetime Income Plus and Principal Protection Advantage, are no longer offered for sale.

       Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, at least equal to purchase payments, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides a guaranteed return of purchase payments through a series of withdrawals, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

    6. Asset Allocation Program


   The disclosure in the "Asset Allocation Program" section of the prospectus is revised to reflect the following:

       Contract owners that purchase Lifetime Income Plus Solution may elect Asset Allocation Model A, Model B, Model C or Model D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy required by the rider.

       A contract owner who has purchased Lifetime Income Plus Solution and has elected an Asset Allocation Model as the Investment Strategy can notify us in writing that the owner has elected to reject a change or update to the Asset Allocation Model. That notification must include new allocation instructions. Contract owners that own Lifetime Income Plus Solution must allocate all purchase payments and Contract Value in accordance with the Investment Strategy and any attempt to allocate purchase payments and Contract Value otherwise will be considered not in good order and rejected.


    7. Charges and Other Deductions -- Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options


   The first paragraph under the "Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options" section of the prospectus on page 44 is replaced in its entirety with the following:


       We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must do so at the time of application.


   In addition, the following disclosure is added under the "Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options" section of the prospectus on page 44:

       Lifetime Income Plus Solution

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------

       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.


    8. Defined Dollar Cost Averaging Program


   The disclosure in the "Defined Dollar Cost Averaging Program" section of the prospectus is revised to reflect that the Defined Dollar Cost Averaging Program is available if you have elected Lifetime Income Plus Solution at the time of application.


    9. Guaranteed Minimum Withdrawal Benefit Rider Options


   The first paragraph under the "Guaranteed Minimum Withdrawal Benefit Rider Options" section of the prospectus on page 59 is replaced in its entirety with the following:


       We currently offer three Guaranteed Minimum Withdrawal Benefit Rider Options under this prospectus: Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Two other Guaranteed Minimum Withdrawal Benefit Riders, Guaranteed Withdrawal Advantage and Lifetime Income Plus are no longer available for contracts issued on or after May 1, 2007 and May 1, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

   10. Lifetime Income Plus Solution


   The following disclosure is added under the "Guaranteed Minimum Withdrawal Benefit Rider Options" section of the prospectus on page 59:


       Lifetime Income Plus Solution

       Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to purchase payments, with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

       References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

       Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

       Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

       The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

       On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

       Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

       Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

       The current Investment Strategy for Lifetime Income Plus Solution is as follows:

      (1) owners may allocate assets to the following Designated Subaccounts:

          AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

          BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

          Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

          GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

          Janus Aspen Series -- Balanced Portfolio -- Service Shares;

          MFS(R) Variable Insurance Trust -- MFS(R) Total Return
          Series -- Service Class Shares;

          Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

          The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

          OR

      (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

          OR

      (3) owners may allocate assets to the Build Your Own Asset Allocation
          Model.

       Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

       Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

       The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

       Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

       Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

       We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent Purchase Payments. Please see the "Important Note" provision below.

       Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

       If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

          (a) is 200% of purchase payments made in the first contract year; and

          (b) is purchase payments received after the first contract year.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and
       (b), multiplied by (c), where:

          (a) is the Roll-Up Value on the prior day;

          (b) is any purchase payment(s) made on the prior Valuation Day; and

          (c) is the daily roll-up factor, as shown in your contract.

       On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

       Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

       Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

       Automatic resets will continue until and unless:

          (a) the owner (or owners) submits a written request to our Home
              Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

          (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

          (c) income payments begin via annuitization; or

          (d) ownership of the contract changes.

       If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

       Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

       Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. For example, since the Purchase Payment Benefit Amount would not be adjusted for such subsequent purchase payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such purchase payments. In addition, if you make purchase payments that are not included in the calculation of your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the purchase payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus Solution, because it is less likely that your Contract Value will be less than the Purchase Payment Benefit Amount or Roll-Up Value. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

       Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by (c), where:

          (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

          (b) is the Contract Value after the Gross Withdrawal; and

          (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

       For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

       When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

       If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

       The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

       You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

       You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

       Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

       . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

          (a) the Contract Value;

          (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

          (c) the Principal Protection Death Benefit (if applicable).

       . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

       The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

       At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

          (a) is the death benefit as calculated under the base contract;

          (b) is the Principal Protection Death Benefit (if applicable); and

          (c) is any amount payable by any other optional death benefit rider (if applicable).

       Death Provisions.

       At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

       If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

       If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

       If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

       Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

       Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of purchase payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of purchase payments.

       Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
       Single or Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.15% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.40% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------



       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

       When the Rider is Effective

       If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

       At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

       Change of Ownership

       We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

       General Provisions

       For purposes of this rider:

      . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

      . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

      .  A joint owner must be the owner's spouse.

      . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $97,125       $100,000    $100,000    $106,000      $106,000     $100,000
    53             97,125              0        94,255        100,000     100,000     112,360       112,360      100,000
    54             94,255              0        91,386        100,000     100,000     119,102       119,102      100,000
    55             91,386              0        88,517        100,000     100,000     126,248       126,248      100,000
    56             88,517              0        85,641        100,000     100,000     133,823       133,823      100,000
    57             85,641              0        82,758        100,000     100,000     141,852       141,852      100,000
    58             82,758              0        79,861        100,000     100,000     150,363       150,363      100,000
    59             79,861              0        76,948        100,000     100,000     159,385       159,385      100,000
    60             76,948              0        74,014        100,000     100,000     168,948       168,948      100,000
    61             74,014              0        71,056        100,000     100,000     179,085       179,085      100,000
    62             71,056              0        68,067        100,000     100,000     189,830       189,830      100,000
    63             68,067              0        65,045        100,000     100,000     201,220       201,220      100,000
    64             65,045              0        61,983        100,000     100,000     213,293       213,293      100,000
    65             61,983              0        58,877        100,000     100,000     226,090       226,090      100,000
    66             58,877         12,435        43,357        200,000     100,000     226,090       226,090       77,712
    67             43,357         12,435        28,148        200,000     100,000     226,090       226,090       53,900
    68             28,148         12,435        13,213        200,000     100,000     226,090       226,090       27,767
    69             13,213         12,435             0        200,000     100,000     226,090       226,090            0
    70                  0         12,435             0        200,000     100,000     226,090       226,090            0
    71                  0         12,435             0        200,000     100,000     226,090       226,090            0
    72                  0         12,435             0        200,000     100,000     226,090       226,090            0
    73                  0         12,435             0        200,000     100,000     226,090       226,090            0
    74                  0         12,435             0        200,000     100,000     226,090       226,090            0
    75                  0         12,435             0        200,000     100,000     226,090       226,090            0
    76                  0         12,435             0        200,000     100,000     226,090       226,090            0
    77                  0         12,435             0        200,000     100,000     226,090       226,090            0
    78                  0         12,435             0        200,000     100,000     226,090       226,090            0
    79                  0         12,435             0        200,000     100,000     226,090       226,090            0
    80                  0         12,435             0        200,000     100,000     226,090       226,090            0
    81                  0         12,435             0        200,000     100,000     226,090       226,090            0
    82                  0         12,435             0        200,000     100,000     226,090       226,090            0
    83                  0         12,435             0        200,000     100,000     226,090       226,090            0
    84                  0         12,435             0        200,000     100,000     226,090       226,090            0
    85                  0         12,435             0        200,000     100,000     226,090       226,090            0
    86                  0         12,435             0        200,000     100,000     226,090       226,090            0
    87                  0         12,435             0        200,000     100,000     226,090       226,090            0
    88                  0         12,435             0        200,000     100,000     226,090       226,090            0
    89                  0         12,435             0        200,000     100,000     226,090       226,090            0
    90                  0         12,435             0        200,000     100,000     226,090       226,090            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $96,728       $100,000    $100,000    $106,000      $106,000     $100,000
    53             96,728              0        93,469        100,000     100,000     112,360       112,360      100,000
    54             93,469              0        90,219        100,000     100,000     119,102       119,102      100,000
    55             90,219              0        86,976        100,000     100,000     126,248       126,248      100,000
    56             86,976              0        83,734        100,000     100,000     133,823       133,823      100,000
    57             83,734              0        80,492        100,000     100,000     141,852       141,852      100,000
    58             80,492              0        77,243        100,000     100,000     150,363       150,363      100,000
    59             77,243              0        73,986        100,000     100,000     159,385       159,385      100,000
    60             73,986              0        70,714        100,000     100,000     168,948       168,948      100,000
    61             70,714              0        67,425        100,000     100,000     179,085       179,085      100,000
    62             67,425              0        64,112        100,000     100,000     189,830       189,830      100,000
    63             64,112              0        60,772        100,000     100,000     201,220       201,220      100,000
    64             60,772              0        57,398        100,000     100,000     213,293       213,293      100,000
    65             57,398              0        53,987        100,000     100,000     226,090       226,090      100,000
    66             53,987         12,435        38,168        200,000     100,000     226,090       226,090       87,565
    67             38,168         12,435        22,685        200,000     100,000     226,090       226,090       75,130
    68             22,685         12,435         7,560        200,000     100,000     226,090       226,090       62,695
    69              7,560         12,435             0        200,000     100,000     226,090       226,090       50,260
    70                  0         12,435             0        200,000     100,000     226,090       226,090       37,825
    71                  0         12,435             0        200,000     100,000     226,090       226,090       25,390
    72                  0         12,435             0        200,000     100,000     226,090       226,090            0
    73                  0         12,435             0        200,000     100,000     226,090       226,090            0
    74                  0         12,435             0        200,000     100,000     226,090       226,090            0
    75                  0         12,435             0        200,000     100,000     226,090       226,090            0
    76                  0         12,435             0        200,000     100,000     226,090       226,090            0
    77                  0         12,435             0        200,000     100,000     226,090       226,090            0
    78                  0         12,435             0        200,000     100,000     226,090       226,090            0
    79                  0         12,435             0        200,000     100,000     226,090       226,090            0
    80                  0         12,435             0        200,000     100,000     226,090       226,090            0
    81                  0         12,435             0        200,000     100,000     226,090       226,090            0
    82                  0         12,435             0        200,000     100,000     226,090       226,090            0
    83                  0         12,435             0        200,000     100,000     226,090       226,090            0
    84                  0         12,435             0        200,000     100,000     226,090       226,090            0
    85                  0         12,435             0        200,000     100,000     226,090       226,090            0
    86                  0         12,435             0        200,000     100,000     226,090       226,090            0
    87                  0         12,435             0        200,000     100,000     226,090       226,090            0
    88                  0         12,435             0        200,000     100,000     226,090       226,090            0
    89                  0         12,435             0        200,000     100,000     226,090       226,090            0
    90                  0         12,435             0        200,000     100,000     226,090       226,090            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,681      $100,000    $100,000    $106,000      $106,000     $106,681
    53            106,681              0        113,836       100,000     106,681     113,082       113,082      113,836
    54            113,836              0        121,498       100,000     113,836     120,666       120,666      121,498
    55            121,498              0        129,703       100,000     121,498     128,788       128,788      129,703
    56            129,703              0        138,491       100,000     129,703     137,485       137,485      138,491
    57            138,491              0        147,902       100,000     138,491     146,800       146,800      147,902
    58            147,902              0        157,980       100,000     147,902     156,776       156,776      157,980
    59            157,980              0        168,773       100,000     157,980     167,459       167,459      168,773
    60            168,773              0        180,332       100,000     168,773     178,900       178,900      180,332
    61            180,332              0        192,710       100,000     180,332     191,152       191,152      192,710
    62            192,710              0        205,967       100,000     192,710     204,273       204,273      205,967
    63            205,967              0        220,164       100,000     205,967     218,325       218,325      220,164
    64            220,164              0        235,367       100,000     220,164     233,373       233,373      235,367
    65            235,367              0        251,649       100,000     235,367     249,489       249,489      251,649
    66            251,649         13,841        255,326       200,000     251,649     249,489       251,649      255,326
    67            255,326         14,043        259,120       200,000     255,326     249,489       255,326      259,120
    68            259,120         14,252        263,034       200,000     259,120     249,489       259,120      263,034
    69            263,034         14,467        267,070       200,000     263,034     249,489       263,034      267,070
    70            267,070         24,689        261,231       200,000     267,070     249,489       267,070      261,231
    71            261,231         14,147        265,617       192,626     257,223     240,291       257,223      265,617
    72            265,617         14,609        272,257       192,626     265,617     240,291       265,617      272,257
    73            272,257         14,974        279,064       192,626     272,257     240,291       272,257      279,064
    74            279,064         15,349        286,041       192,626     279,064     240,291       279,064      286,041
    75            286,041         15,732        293,192       192,626     286,041     240,291       286,041      293,192
    76            293,192         16,126        300,521       192,626     293,192     240,291       293,192      300,521
    77            300,521         16,529        308,034       192,626     300,521     240,291       300,521      308,034
    78            308,034         16,942        315,735       192,626     308,034     240,291       308,034      315,735
    79            315,735         17,365        323,629       192,626     315,735     240,291       315,735      323,629
    80            323,629         17,800        331,719       192,626     323,629     240,291       323,629      331,719
    81            331,719         18,245        340,012       192,626     331,719     240,291       331,719      340,012
    82            340,012         18,701        348,513       192,626     340,012     240,291       340,012      348,513
    83            348,513         19,168        357,225       192,626     348,513     240,291       348,513      357,225
    84            357,225         19,647        366,156       192,626     357,225     240,291       357,225      366,156
    85            366,156         20,139        375,310       192,626     366,156     240,291       366,156      375,310
    86            375,310         20,642        384,693       192,626     375,310     240,291       375,310      384,693
    87            384,693         21,158        394,310       192,626     384,693     240,291       384,693      394,310
    88            394,310         21,687        404,168       192,626     394,310     240,291       394,310      404,168
    89            404,168         22,229        414,272       192,626     404,168     240,291       404,168      414,272
    90            414,272         22,785        424,629       192,626     414,272     240,291       414,272      424,629
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $107,093      $100,000    $100,000    $106,000      $106,000     $107,093
    73            107,093              0        114,688       100,000     107,093     113,518       113,518      114,688
    74            114,688              0        122,823       100,000     114,688     121,570       121,570      122,823
    75            122,823              0        131,534       100,000     122,823     130,192       130,192      131,534
    76            131,534              0        140,863       100,000     131,534     139,426       139,426      140,863
    77            140,863              0        150,854       100,000     140,863     149,315       149,315      150,854
    78            150,854              0        161,554       100,000     150,854     159,906       159,906      161,554
    79            161,554              0        173,012       100,000     161,554     171,247       171,247      173,012
    80            173,012              0        185,284       100,000     173,012     183,393       183,393      185,284
    81            185,284              0        198,425       100,000     185,284     196,401       196,401      198,425
    82            198,425              0        212,499       100,000     198,425     210,331       210,331      212,499
    83            212,499         14,875        212,764       200,000     212,499     210,331       212,499      212,764
    84            212,764         14,893        213,030       200,000     212,764     210,331       212,764      213,030
    85            213,030         14,912        213,296       200,000     213,030     210,331       213,030      213,296
    86            213,296         14,931        213,562       200,000     213,296     210,331       213,296      213,562
    87            213,562         14,949        213,829       200,000     213,562     210,331       213,562      213,829
    88            213,829         14,968        214,096       200,000     213,829     210,331       213,829      214,096
    89            214,096         14,987        214,364       200,000     214,096     210,331       214,096      214,364
    90            214,364         15,005        214,631       200,000     214,364     210,331       214,364      214,631
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,681      $100,000    $100,000    $106,000      $106,000     $106,681
    73            106,681              0        113,836       100,000     106,681     113,082       113,082      113,836
    74            113,836              0        121,498       100,000     113,836     120,666       120,666      121,498
    75            121,498              0        129,703       100,000     121,498     128,788       128,788      129,703
    76            129,703              0        138,491       100,000     129,703     137,485       137,485      138,491
    77            138,491              0        147,902       100,000     138,491     146,800       146,800      147,902
    78            147,902              0        157,980       100,000     147,902     156,776       156,776      157,980
    79            157,980              0        168,773       100,000     157,980     167,459       167,459      168,773
    80            168,773              0        180,332       100,000     168,773     178,900       178,900      180,332
    81            180,332              0        192,710       100,000     180,332     191,152       191,152      192,710
    82            192,710              0        205,967       100,000     192,710     204,273       204,273      205,967
    83            205,967         14,418        205,812       200,000     205,967     204,273       205,967      205,812
    84            205,812         14,418        205,705       200,000     205,967     204,273       205,967      205,705
    85            205,705         14,418        205,648       200,000     205,967     204,273       205,967      205,648
    86            205,648         14,418        205,646       200,000     205,967     204,273       205,967      205,646
    87            205,646         14,418        205,703       200,000     205,967     204,273       205,967      205,703
    88            205,703         14,418        205,825       200,000     205,967     204,273       205,967      205,825
    89            205,825         14,418        206,015       200,000     205,967     204,273       205,967      206,015
    90            206,015         14,421        206,272       200,000     206,015     204,273       206,015      206,272
--------------------------------------------------------------------------------------------------------------------------

   11. The Death Benefit


   The disclosure in "The Death Benefit" section of the prospectus is revised to reflect that the Annual Step-Up Death Benefit may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application.


   12. Income Payments


   The disclosure in the "Income Payments and the Annuity Commencement Date" section of the prospectus is revised to reflect that, if Income Payments have not commenced upon reaching the latest permitted Annuity Commencement Date, and Lifetime Income Plus Solution applies, we will begin making payments to the named payee pursuant to Optional Payment Plan 6, Fixed Income for Life. In addition, the disclosure in the prospectus discussing Optional Payment Plan 6, which is found on page 109 of the prospectus under the heading "Optional Payment Plans," is replaced in its entirety with the following:


       Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

B. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, another affiliate of the Company serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from certain of the Portfolios that may be chosen by GFWM for inclusion in the Asset Allocation Models. Portfolios of the Genworth Variable Insurance Trust may be added as investment options under the contract in the near future. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 8.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

    Part A and Part B of Post-Effective Amendment No. 31 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 25, 2008, are incorporated by reference into this Post-Effective Amendment No. 32 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of GE Life & Annuity Separate
           Account 4. Previously filed on April 28, 2000 with Post-Effective
           Amendment No. 19 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of Life Of Virginia Separate
           Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Life & Annuity Separate Account 4, Registration No. 333-31172.

 (1)(b)    Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of GE Life and Annuity
           Assurance Company to Genworth Life and Annuity Insurance Company.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (1)(b)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name GE Life & Annuity Separate
           Account 4 to Genworth Life & Annuity VA Separate Account 1.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (2)       Not Applicable.

 (3)(a)    Underwriting Agreement dated December 1, 2001 between GE Life and
           Annuity Assurance Company and Capital Brokerage Corporation.
           Previously filed on September 13, 2002 with Post-Effective No. 4 to
           Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-47732.

    (b)    Dealer Sales Agreement. Previously filed on September 13, 2002 with
           Post-Effective No. 4 to Form N-4 for GE Life & Annuity Separate
           Account 4, Registration No. 333-47732.

 (4)       Form of contract. Previously filed on June 21, 2002 with
           Post-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-47732.

 (4)(a)    GE Life and Annuity Assurance Company Guarantee Account Rider.
           Previously filed on June 24, 2003 with Post-Effective Amendment No. 6 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-47732.

 (4)(b)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
           Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (4)(b)(i) Guaranteed Income Rider. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.


 (4)(c)(i)   Payment Protection Rider. Previously filed on February 23, 2004 with
             Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 333-47732.

 (4)(c)(ii)  Payment Protection with Commutation Immediate and Deferred Variable
             Annuity Rider. Previously filed on September 1, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(d)      Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
             February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(e)(i) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 29, 2005 with Post-Effective Amendment No. 18 to Form
             N-4 for GE Life & Annuity Separate Account 4, Registration
             No. 333-47732.

 (4)(e)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 24 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (4)(e)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
             Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.

 (4)(e)(v)   Guaranteed Minimum Withdrawal Benefit for Life Rider. Filed herewith.

 (4)(f)(i) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(f)(ii)  Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 30 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 1, Registration No. 333-47732.

 (5)         Form of Application. Previously filed on April 27, 2006 with
             Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (6)(a)      Amended and Restated Articles of Incorporation of Genworth Life and
             Annuity Insurance Company. Previously filed on January 3, 2006 with
             Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-31172.

    (b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-31172.

 (7)         Reinsurance Agreements. Previously filed on April 30, 2004 with Post
             Effective Amendment No. 12 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-47732.

 (8)(a)(i)   Amended and Restated Fund Participation Agreement among Variable
             Insurance Products Funds, Fidelity Distributors Corporation and
             Genworth Life and Annuity Insurance Company. Previously filed on
             April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
             Corporation and Genworth Life and Annuity Insurance Company.
             Previously filed on April 25, 2008 with Post-Effective Amendment
             No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
             Registration No. 333-47732.


    (b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and GE Life and Annuity Assurance Company.
           Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and GE Life and Annuity Assurance
           Company. Previously filed with Post-Effective Amendment No. 9 to Form
           N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 033-76334.

    (c)    [Reserved.]

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (e)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (f)    [Reserved.]

    (g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (j)    Participation Agreement between Alliance Variable Products Series
           Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (j)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

    (k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.


    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (p)    [Reserved.]

    (q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

    (r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

    (r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (s) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 1, 2004 with Post-Effective Amendment No. 14 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

    (t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

    (u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and American Century Investment Services, Inc.
           regarding American Century Variable Portfolios II, Inc. Previously filed with Post-Effective Amendment No. 21 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.


    (v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 27 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

    (w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and XTF Advisors Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 27 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-47732.

    (y)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

    (y)(i) Amendment to Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47732.

 (9) Opinion and Consent of Heather C. Harker, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 25, 2008 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13) Schedule Showing Computation for Performance Data. Previously filed on June 21, 2002 with Post-Effective Amendment No. 2 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (14)      Power of Attorney. Previously filed on April 25, 2008 with
           Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-47732.


Item 25.  Directors and Officers of the Depositor


Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer

Paul A. Haley             Director, Senior Vice President and Chief Actuary

William C. Goings, II(1)  Director and Senior Vice President

Leon E. Roday(2)          Director and Senior Vice President

Geoffrey S. Stiff         Director and Senior Vice President

Victor C. Moses(2)        Director and Vice President

John G. Apostle, II       Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary


Dennis R. Vigneau     Senior Vice President and Chief Financial Officer

Christopher J. Grady  Senior Vice President

James H. Reinhart     Senior Vice President

James D. Atkins       Senior Vice President

Patrick B. Kelleher   Senior Vice President

Thomas M. Stinson     Senior Vice President

Heather C. Harker     Vice President and Associate General Counsel

Jac J. Amerell        Vice President and Controller

Gary T. Prizzia(3)    Treasurer

Matthew P. Sharpe     Vice President


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.


   (1) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.


   (2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.


   (3) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

Item 27.  Number of Contract Owners


   There were 7,290 owners of Qualified Contracts and 8,156 owners of Non-Qualified Contracts as of June 24, 2008.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)


         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 2320
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Victor C. Moses........ 601 Union Street,         Senior Vice President
                        Suite 2200
                        Seattle, WA 98101
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Dennis R. Vigneau...... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230


   (c)

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage       (5)
    Principal Underwriter        Commissions    on Redemption  Commissions  Compensation
    ---------------------      ---------------- -------------  -----------  ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     10%     $140.1 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of June, 2008.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                   By:          /S/  MATTHEW P. SHARPE
                                        -------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              Name                          Title                  Date
               ----                         -----                   ----

     /s/  PAMELA S. SCHUTZ*     Chairperson of the Board,      June 27, 2008
   ----------------------------   President and Chief
        Pamela S. Schutz          Executive Officer

   /s/  WILLIAM C. GOINGS, II*  Director and Senior Vice       June 27, 2008
   ----------------------------   President
      William C. Goings, II

       /s/  PAUL A. HALEY*      Director, Senior Vice          June 27, 2008
   ----------------------------   President and Chief Actuary
          Paul A. Haley

      /S/  VICTOR C. MOSES*     Director and Vice President    June 27, 2008
   ----------------------------
         Victor C. Moses

       /S/  LEON E. RODAY*      Director and Senior Vice       June 27, 2008
   ----------------------------   President
          Leon E. Roday

     /S/  GEOFFREY S. STIFF*    Director and Senior Vice       June 27, 2008
   ----------------------------   President
        Geoffrey S. Stiff

              Name                        Title                  Date
               ----                       -----                   ----

     /S/  DENNIS R. VIGNEAU*  Senior Vice President and      June 27, 2008
     ------------------------   Chief Financial Officer
        Dennis R. Vigneau

      /S/  JAC J. AMERELL*    Vice President and Controller  June 27, 2008
     ------------------------
         Jac J. Amerell



*By:  /s/  MATTHEW P. SHARPE , pursuant to Power of Attorney  June 27, 2008
      ----------------------   executed on March 31, 2008.
        Matthew P. Sharpe